Financial risk factors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) country Agency item customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of fixed related party borrowings		100
Cash and cash equivalents	$ 463	$ 257	$ 284	$ 148
Undrawn borrowing facilities	$ 325
Ratio of net debt to Adjusted EBITDA	3.66
Percentage of fixed rate borrowings	100.00%
Weighted average interest rate	3.30%
Currency risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Number of countries business operates | country	9
Number of continents business operates | item	3
Percentage of reasonably possible increase in exchange rate	1.00%
Amount of change in invested capital when change in exchange rate	$ 3	$ 5
Commodity price risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Percentage of the Anticipated Volumes for Contractual Positions	10
Credit risk
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, entity's own equity instruments [line items]
Credit rating agencies | Agency	2
Number of customers accounted for credit risk | customer	10
Maximum Exposure to Credit Risk as a Percentage of Revenue	58	64	65